Fixed Assets - Components of Fixed Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 16,830	$ 16,821
Property plant and equipment, net	8,095	8,176
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	229	269
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	2,205	2,232
Accumulated depreciation	(810)	(778)
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	14,396	14,320
Accumulated depreciation	$ (7,925)	$ (7,867)